The Company	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
The Company [Line Items]
The Company

1.    The Company

Description of the Business

Blade Therapeutics, Inc. was incorporated in the state of Delaware on February 17, 2015. Blade Therapeutics, Inc. and its wholly-owned subsidiaries (collectively referred to as the “Company”) is developing cutting edge treatments for fibrotic and neurodegenerative diseases. The Company is a leader in novel biological pathways that are foundational to cell and tissue-damage responses for diseases that result from protein deposition (fibrosis) or protein aggregation (neurodegeneration) that disrupt normal cellular, tissue or organ function. Through December 31, 2021, the Company has been primarily engaged in business planning, research and development, recruiting personnel and raising capital.

Prior to May 22, 2015, the Company was named FibroRX, Inc., at which time the name was changed to Blade Therapeutics, Inc. On September 22, 2017, the Company incorporated its wholly-owned subsidiary, Blade Therapeutics Pty, Ltd in Australia (the “Australian Subsidiary”). The purpose of establishing this subsidiary was to take advantage of Australia’s Phase I clinical trial capabilities. On September 5, 2019, the Company established Sabre Therapeutics, LLC, a U.S. wholly owned subsidiary, in connection with its merger with ATXCo., Inc. (“ATXCo”).

Merger Agreement

On November 8, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Biotech Acquisition Company (“BAC”), a special purpose acquisition company (“SPAC”) listed on the Nasdaq (Ticker: BIOT), Blade Merger Subsidiary, Inc., a wholly-owned subsidiary of BAC (“Blade Merger Sub”), and Biotech Sponsor LLC, in the capacity as the representative from and after the closing (the “Closing”) of the stockholders of BAC as of immediately prior to the Closing and their successors and assignees (in such capacity, the “BAC Representative”), and Jean-Frédéric Viret, Ph.D. in the capacity as the representative of the Earnout Participants (as defined in the Merger Agreement) from and after the Closing (in such capacity, the “Blade Representative”). Pursuant to the Merger Agreement, Blade Merger Sub will merge with and into the Company with the Company continuing as the surviving entity and wholly owned subsidiary of BAC, and with each Company stockholder receiving shares of BAC common stock at the Closing (the “Merger”). Just prior to the consummation of the Merger, BAC will change its jurisdiction of incorporation from the Cayman Islands to the State of Delaware and will be renamed Blade Biotherapeutics, Inc. (“Blade Biotherapeutics”). Simultaneously with entering into the Merger Agreement, BAC entered into Subscription Agreements (as defined below) with investors (the “PIPE Investors”) to purchase a total of 2,430,000 shares of Blade Biotherapeutics common stock in a private equity investment (the “PIPE”) for a purchase price equal to $10.00 per share and aggregate gross proceeds to Blade Biotherapeutics equal to $24.3 million. The PIPE Investors include certain existing Blade stockholders.

The total consideration received by the Company’s security holders from BAC at the Closing will have an aggregate value equal to $280.0 million plus the aggregate amount of the exercise prices for all shares of Blade common stock covered by Blade Awards that are in-the-money as of immediately prior to the effective time of the Merger (assuming no cashless exercise) less the value of certain contingent payments that may become payable to Blade’s current Series C-1 Preferred Stockholders (the “Merger Consideration”), payable, in the case of the Company’s stockholders, solely in newly issued shares of Blade Biotherapeutics common stock and, in the case of Blade option holders, by assumption of such options by Blade Biotherapeutics, plus the additional contingent right to receive the Earnout Shares (as defined below) after the Closing, as described below. All of the Company’s convertible preferred stock and convertible promissory notes will be required to be converted into shares of the Company’s common stock prior to the Closing, and will share in the Merger Consideration. All of the Company’s outstanding warrants will be required to be exercised in full on a cash or cashless basis or terminated without exercise, as applicable and in accordance with their respective terms prior to the Closing.

In addition to the Merger Consideration set forth above, the Earnout Participants will also have a contingent right to receive up to an additional 3,500,000 shares of Blade Biotherapeutics common stock (the “Earnout Shares”) after the Closing based on the stock price performance of Blade Biotherapeutics common stock within 5 years from the effective date of the Merger (the “Earnout Period”). The Earnout Shares will become issuable if, during the Earnout Period, the closing price of Blade Biotherapeutics’ common stock is equal to or greater than $15.00 per share for any 20 trading days within any 30 trading day period (the “Price Earnout Milestone”) or, prior to the occurrence of a Price Earnout Milestone, (A) Blade Biotherapeutics consummates a sale, merger, consolidation, liquidation, exchange offer or other similar transaction that results in the stockholders of Blade Biotherapeutics immediately prior to such transaction having beneficial ownership of less than fifty percent of the outstanding voting securities of Blade Biotherapeutics or the surviving entity in such transaction, directly or indirectly, immediately following such transaction, (B) Blade Biotherapeutics consummates a “going private transaction” or otherwise ceases to be subject to the reporting obligations under the Securities Exchange Act of 1934, as amended or (C) the Blade Biotherapeutics Common Stock ceases to be listed on a national securities exchange. Unlike the Merger Consideration, the Earnout Shares will be allocated among the Company’s security holders on a fully-diluted basis as of the Closing, without treating assumed Blade options on a net exercise basis, and with holders of unvested Blade options receiving restricted stock units for a number of shares of common stock of Blade Biotherapeutics equal to such portion of the Earnout Shares otherwise issuable to such Earnout Participant in respect of such unvested Blade options.

The transaction is expected to be completed during the first quarter of 2022. However, there can be no assurance as to when or if the closing of the Merger will occur. The post-combination entity will be renamed Blade Biotherapeutics, Inc.

Liquidity and Going Concern

Management is required to evaluate whether there are relevant conditions or events, when considered in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date the financial statements are issued.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. However, since inception, the Company has sustained significant operating losses and such losses are expected to continue for the foreseeable future. As of December 31, 2021, the Company had an accumulated deficit of $174.8 million, cash and cash equivalents of $2.3 million, negative working capital of $68.2 million, and negative cash flows from operations of $27.3 million for the year ended December 31, 2021. As a result of these conditions, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern as conditions and events, considered in the aggregate, indicate that it is probable that the Company will be unable to meet its obligations as they become due within one year after the date the financial statements are issued.

Management plans to continue to incur substantial costs in order to conduct research and development activities necessary to develop a commercialized product. Additional capital will be needed to undertake these activities and commercialization efforts. The Company intends to raise the required capital through the proposed business combination, issuance of additional equity, borrowings and potentially strategic alliances with other companies. However, if such financing is not available at adequate levels or on acceptable terms, the Company could be required to significantly reduce operating expenses and delay, reduce the scope of or eliminate some of its development programs or its commercialization efforts, out-license intellectual property rights to its product candidates and sell unsecured assets, or a combination of the above, any of which may have a material adverse effect on the Company’s business, results of operations, financial condition and/or its ability to fund its scheduled obligations on a timely basis or at all. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish these plans and secure sources of financing and ultimately attain profitable operations. In February 2022, the Company issued, primarily to existing investors, an aggregate of $6.8 million of senior convertible promissory notes.

Due to the substantial doubt about the Company’s ability to continue operating as a going concern and the material adverse change clause in the loan agreement with its lender, the amounts due as of December 31, 2020 and 2021 have been classified as current in the consolidated balance sheets. The lender has not invoked the material adverse change clause as of the date of issuance of these financial statements. The accompanying consolidated financial statements do not reflect any other adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

COVID-19

In March 2020, the World Health Organization declared the outbreak of the novel coronavirus disease (“COVID-19”) as a global pandemic, and the Company expects its operations in all locations to be affected as the virus continues to proliferate. The Company has adjusted certain aspects of its operations to protect its employees.

In response to the pandemic, in April 2020, the Company initiated a Phase 2 trial of its oral calpain inhibitor, BLD-2660, to treat COVID-19-related disease in hospitalized patients. Due to the pandemic, the Company experienced a delay in the enrollment of patients in its Phase 2 trial of BLD-2660 to be conducted in idiopathic pulmonary fibrosis (“IPF”) patients.

The impact of the COVID-19 pandemic on the financial performance of the Company will continue to depend on future developments, including the duration and spread of the pandemic, the availability of vaccines, the rate of vaccination, and pandemic related governmental advisories and restrictions. These developments and the impact of the COVID-19 pandemic on the financial markets, the life sciences sector, and the overall economy are highly uncertain and cannot be predicted. If the financial markets, the life sciences sector, and/or the overall economy are impacted for an extended period, the Company’s results may be materially adversely affected.